MARKETABLE SECURITIES - Narrative (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Investments, Debt and Equity Securities [Abstract]
Interest receivable	$ 479	$ 1,262
Marketable equity securities		18,781
Unrealized gain		6,581
TradingDebtSecuritiesHoldingGainLosses	6,216
Gross unrealized gains	0	10
Debt Securities, Available-for-sale, Accumulated Gross Unrealized Loss, before Tax	(371)	(3,106)
Debt Securities, Available-for-Sale	64,332	186,588
Amortized cost	64,703	189,684
Debt Securities	$ 344,728	$ 186,588